STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017		Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Interest income from loans	$ 1,223,919	$ 931,715	$ 2,260,759		$ 1,735,200	$ 3,648,427	$ 2,477,876
Origination fees, net	169,939	66,320	267,400		95,143	197,378	108,385
Late and other fees	35,472	68,051	65,454		101,306	105,911	144,813
Processing fees	29,450	14,250	54,375		26,985	65,935	55,650
Rental income, net	21,845	4,579	49,228		4,579	68,417	0
Other income	79,433	10,478	125,580		10,478	47,427	0
Gain on sale of real estate	0	0	0		0
Total revenue	1,560,058	1,095,393	2,822,796		1,973,691	4,133,495	2,786,724
Operating costs and expenses:
Interest and amortization of deferred financing costs	170,639	119,482	286,909		221,692	505,135	221,698
Compensation to manager	0	91,061	35,847		152,517	350,229	210,407
Professional fees	48,403	0	132,142		24,743	87,493	2,250
Compensation, fees and taxes	164,986	15,567	270,825		22,388
Exchange fees	37,665	0	37,665
Other fees and taxes						34,662	5,093
Depreciation	7,734	0	12,890		0
General and administrative expenses	131,754	0	177,341		0
Loss on sale of real estate	42,231	0	15,753			87,967	5,476
Bank fees						17,382	34,897
Total operating costs and expenses	603,412	226,110	969,372		421,340	1,082,868	479,821
Net income	$ 956,646	$ 869,283	$ 1,853,424		$ 1,552,351	$ 3,050,627	$ 2,306,903
Basic and diluted net income per common share outstanding:
Basic	$ 0.09	$ 0	$ 0.14	[1]	$ 0
Diluted	$ 0.09	$ 0	$ 0.14	[1]	$ 0
Weighted average number of common shares outstanding:
Basic	11,103,237	0	11,103,237		0
Diluted	11,103,237	0	11,103,237		0

[1]	Net income per share for the period beginning February 9, 2017 (i.e., the effective date of the company's initial public offering) and ending June 30, 2017.